Income Taxes - Summary of Analysis of Net Deferred Income Tax Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets	₱ 14,643	₱ 18,172	₱ 17,636
Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets	14,643	18,172
Costs [Member] | After 12 months [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets	11,449	15,423
Costs [Member] | Less than 1 year [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets	₱ 3,194	₱ 2,749